UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, California 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, California 92660

Copies to:

Joseph B. Kittredge, Jr., Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (800) 427-4648

Date of fiscal year end: January 31

Date of reporting period: Februrary 1, 2005 - April 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

April 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.3%
Banking & Finance 0.6%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$2,000	$2,275

Industrials 0.7%
Petroliam Nasional Bhd.
7.625% due 10/15/2026	2,300	2,831

Total Corporate Bonds & Notes (Cost $4,186)		5,106

U.S. GOVERNMENT AGENCIES 164.0%
Fannie Mae
3.380% due 04/01/2030 (a)	110	112
3.452% due 12/01/2028 (a)	336	343
3.883% due 11/01/2033 (a)	1,835	1,822
3.900% due 02/01/2027 (a)	176	182
3.903% due 09/01/2028 (a)	136	140
4.006% due 02/01/2028 (a)	225	230
4.212% due 11/01/2030 (a)	54	55
4.217% due 11/01/2027 (a)	206	213
4.235% due 10/01/2031 (a)	41	42
4.275% due 10/01/2031 (a)	121	124
4.758% due 02/01/2032 (a)	110	114
4.806% due 08/01/2031 (a)	344	357
4.809% due 03/01/2032 (a)	434	448
5.000% due 05/25/2016 - 08/11/2035 (b)	181,700	182,529
5.063% due 12/01/2032 (a)	10,191	10,254
5.131% due 09/01/2034 (a)	22,685	22,984
5.310% due 08/25/2033	8,200	8,180
5.500% due 08/25/2014 - 08/11/2035 (b)	67,659	68,343
5.750% due 06/25/2033	100	104
5.807% due 08/25/2043	2,500	2,600
6.000% due 02/25/2017 - 01/25/2044 (b)	57,536	58,972
6.110% due 12/01/2028 (a)	140	143
6.500% due 05/01/2013 - 06/25/2044 (b)	24,754	25,775
7.000% due 02/01/2015 - 03/25/2045 (b)	33,215	35,044
7.040% due 03/01/2032 (a)	328	327
7.062% due 02/01/2030 (a)	189	194
7.315% due 12/01/2025 (a)	295	303
7.500% due 10/25/2022 - 06/25/2044 (b)	14,745	15,705
7.750% due 03/01/2031 (a)	91	93
7.815% due 12/01/2030 (a)	258	263
8.000% due 07/19/2030	6,066	6,425

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

April 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Federal Housing Administration
7.430% due 06/01/2024	1,954	1,976
Freddie Mac
3.671% due 04/01/2033 (a)	193	195
3.998% due 12/01/2026 (a)	79	81
4.500% due 09/15/2021	543	544
5.000% due 10/15/2016 - 08/11/2035 (b)	22,027	21,829
5.100% due 03/01/2035	9,760	9,882
5.500% due 03/14/2035	60,000	60,675
6.000% due 10/15/2012 - 03/15/2035 (b)	5,431	5,641
6.500% due 04/15/2018 - 10/25/2043 (b)	3,505	3,658
7.000% due 06/01/2008 - 10/25/2043 (b)	8,357	8,838
7.500% due 06/01/2025 - 10/25/2043 (b)	19,065	20,543
8.000% due 08/15/2022 - 08/01/2024 (b)	426	453
8.250% due 10/01/2007	40	41
8.500% due 10/01/2030	1,293	1,388
Government National Mortgage Association
5.500% due 03/22/2035	45,000	45,773
6.500% due 06/20/2032	150	159
7.000% due 02/15/2024 - 03/20/2031 (b)	9,713	10,447
7.500% due 02/15/2006 - 02/15/2028 (b)	3,171	3,410
8.000% due 06/15/2016 - 11/15/2022 (b)	367	397
8.500% due 10/15/2016 - 02/15/2031 (b)	77	85
Small Business Administration
4.754% due 08/01/2014	1,998	2,005
6.300% due 07/01/2013 - 06/01/2018 (b)	2,036	2,126
6.400% due 08/01/2013	510	528
7.449% due 08/01/2010	483	518
7.540% due 08/10/2009	904	967

Total U.S. Government Agencies (Cost $648,216)		644,579

MORTGAGE-BACKED SECURITIES 28.3%
Countrywide Home Loan
6.000% due 11/25/2026	10,000	10,163
7.500% due 11/25/2034 (c)	8,696	9,347
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2034 (c)	6,519	6,741
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	1,500	1,670
GSMPS Mortgage Loan Trust

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

April 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
7.000% due 06/25/2043	9,716	10,035
7.500% due 06/19/2027	338	357
7.500% due 06/25/2043	5,020	5,378
8.000% due 09/20/2027	4,611	4,963
MASTR Alternative Loans Trust
6.500% due 03/25/2034	7,468	7,692
Nomura Asset Acceptance Corp.
7.000% due 10/25/2034	7,971	8,329
7.500% due 03/25/2034 (c)	1,333	1,430
7.500% due 10/25/2034	23,913	25,729
Residential Asset Mortgage Products, Inc.
7.000% due 10/25/2016 (c)	9,520	9,849
8.500% due 10/25/2031 (c)	4,026	4,223
8.500% due 11/25/2031	3,885	4,086
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/2034	1,362	1,409

Total Mortgage-Backed Securities (Cost $112,210)		111,401

ASSET-BACKED SECURITIES 1.1%
Long Beach Mortgage Loan Trust
4.670% due 03/25/2032 (a)	3,248	3,173
Small Business Administration
5.038% due 03/10/2015	1,000	1,010

Total Asset-Backed Securities (Cost $4,211)		4,183

SOVEREIGN ISSUES 17.8%
Republic of Brazil
8.000% due 04/15/2014	2,903	2,899
10.125% due 05/15/2027	3,038	3,288
11.500% due 03/12/2008	2,500	2,844
12.250% due 03/06/2030	9,580	11,951
Republic of Chile
7.125% due 01/11/2012	2,000	2,270
Republic of Ecuador
8.000% due 08/15/2030 (a)	212	173
12.000% due 11/15/2012	8,000	7,516
Republic of Panama
8.250% due 04/22/2008	2,000	2,175
9.375% due 07/23/2012	3,325	3,907
Republic of Peru
9.125% due 02/21/2012	10,000	11,500
Republic of Ukraine
7.650% due 06/11/2013	500	539

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

April 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Russian Federation
5.000% due 03/31/2030 (a)	4,437	4,734
11.000% due 07/24/2018	2,680	3,842
12.750% due 06/24/2028	3,227	5,518
United Mexican States
8.625% due 03/12/2008	395	437
9.875% due 02/01/2010	5,180	6,192

Total Sovereign Issues (Cost $52,563)		69,785

FOREIGN CURRENCY-DENOMINATED ISSUES (g)(h) 4.6%
Republic of Germany
4.750% due 07/04/2008	EC 6,500	8,962
United Mexican States
8.000% due 07/23/2008	DM 12,100	9,100

Total Foreign Currency-Denominated Issues (Cost $16,604)		18,062

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 10-Year Note June Futures (CBOT)
6.00% due 06/30/2005
Strike @ 115.000 Exp. 05/20/2005	192	3

Total Purchased Call Options (Cost $4)		3

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.0%
Commercial Paper 0.8%
Fannie Mae
2.970% due 07/18/2005	$900	894
General Electric Capital Corp.
3.090% due 07/25/2005	2,400	2,382

		3,276

Repurchase Agreement 0.4%
State Street Bank
2.400% due 05/02/2005	1,638	1,638
(Dated 04/29/2005. Collateralized by Federal Home Loan Bank 3.250% due 08/15/2005 valued at $1,671. Repurchase proceeds are $1,638.)

U.S. Treasury Bills 1.8%
2.713% due 05/12/2005-06/16/2005 (b)(d)(e)	6,835	6,813

Total Short-Term Instruments (Cost $11,728)		11,727

Total Investments (j) (Cost $849,722)	220.1%	$864,846
Other Assets and Liabilities (Net)	(120.1%)	(471,912)

Net Assets	100.0%	$392,934

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	The average amount of borrowings outstanding during the period ended April 29, 2005 was $25,414 at a weighted average interest rate of 2.95%. On April 30, 2005, securities valued at $31,589 were pledged as collateral for reverse repurchase agreements.

(d)	Securities with an aggregate market value of $3,490 have been pledged as collateral for swap contracts at April 30, 2005.

(e)	Securities with an aggregate market value of $1,231 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Short Futures	06/2005	314	$(505)
U.S. Treasury 30-Year Bond Short Futures	06/2005	428	(1,734)

			$(2,239)

(f)	Swap agreements outstanding at April 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	4.570%	01/27/2015	$12,000	$(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007	8,300	66
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025	25,000	(783)

						$(725)

(g)	Forward foreign currency contracts outstanding at April 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	14,152	05/2005	$19	$0	$19
Buy	JY	422,122	06/2005	122	0	122

				$141	$0	$141

(h)	Principal amount denoted in indicated currency:

EC	–	Euro
DM	–	German Mark
JY	–	Japanese Yen

(i)	At April 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes.

The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$21,993	($6,869)	$15,124

(j)	As of April 30, 2005, portfolio securities with an aggregate market value of $11,323 were valued with reference to securities whose prices are more readily obtainable.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Global Government Fund, Inc.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President/Principal Executive Officer

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President/Principal Executive Officer

Date	June 17, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer/Principal Financial Officer

Date:	June 17, 2005